UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments

March 31, 2009 (unaudited)

Description	No. of Shares	Value

EQUITY OR EQUITY-LINKED SECURITIES-97.57%
ARGENTINA-0.58%

ENERGY EQUIPMENT & SERVICES-0.50%
Tenaris S.A., ADR	33,938	$684,530

THRIFTS & MORTGAGE FINANCE-0.08%
Banco Hipotecario S.A., ADR†	82,700	104,185

TOTAL ARGENTINA
(Cost $1,145,980)		788,715

BRAZIL-64.50%

AIR FREIGHT & LOGISTICS-0.55%
Log-in Logistica Intermodal S.A.	289,663	743,581

AIRLINES-0.23%
Tam S.A., PN	56,894	313,847

BEVERAGES-1.84%
Companhia de Bebidas das Americas, ADR	11,200	432,544
Companhia de Bebidas das Americas, ADR, PN	43,220	2,063,755
		2,496,299
CAPITAL MARKETS-0.03%
Clean Energy Brazil PLC†	477,000	44,441
Clean Energy Brazil PLC, warrants (Strike Price: GBP 100, expires 12/18/11)†	126,750	772
		45,213
COMMERCIAL BANKS-9.51%
Banco Bradesco S.A., PN	388,109	3,894,154
Banco Itaú Holding Financeira S.A., PN	279,366	3,112,493
Investimentos Itaú S.A., PN	952,164	3,296,231
Itau Unibanco Banco Multiplo S.A., ADR	242,079	2,633,820
		12,936,698
DIVERSIFIED FINANCIAL SERVICES-2.32%
BM&F BOVESPA S.A.	450,650	1,376,075
Bradespar S.A., PN	180,800	1,777,962
		3,154,037
DIVERSIFIED TELECOMMUNICATION-3.57%
Brasil Telecom Participações S.A.	25,945	691,604
Brasil Telecom Participações S.A., ADR	11,845	427,841
GVT Holding S.A.†	110,409	1,269,422

Tele Norte Leste Participações S.A.	89,423	1,475,980
Telecomunicacões de São Paulo S.A., PN	47,170	987,348
		4,852,195
ELECTRIC UTILITIES-2.89%
Centrais Elétricas Brasileiras S.A., PNB	55,067	599,883
Companhia Energética de Minas Gerais, ADR	105,479	1,558,979
EDP - Energias do Brasil S.A.	53,887	567,601
Terna Participações S.A.	123,018	1,197,452
		3,923,915
FOOD PRODUCTS-0.71%
Marfrig Frigorificos e Comercio de Alimentos S.A.†	45,669	152,147
Perdigao S.A.	40,684	508,054
Sao Martinho S.A.†	59,900	299,207
		959,408
HEALTH CARE PROVIDERS & SERVICES-0.49%
Diagnosticos da America S.A.	62,122	669,183

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.47%
Tractebel Energia S.A.	85,880	641,605

INSURANCE-1.47%
Amil Participações S.A.	203,593	559,776
Sul America S.A.	166,000	1,442,067
		2,001,843
INTERNET & CATALOG RETAIL-0.41%
B2W Companhia Global do Varejo	60,000	562,146

IT SERVICES-0.57%
Redecard S.A.	63,042	768,087

MACHINERY-0.40%
Metalfrio Solutions S.A.	75,326	130,874
Weg S.A.	80,844	410,145
		541,019
MEDIA-1.16%
Net Servicos de Comunicacao S.A., PN†	211,403	1,569,281

METALS & MINING-14.42%
Companhia Vale do Rio Doce, ADR, PNA	1,072,500	12,097,800
Companhia Vale do Rio Doce, PNA	338,839	3,936,993
Gerdau S.A., PN	352,156	1,973,206
Usinas Siderúrgicas de Minas Gerais S.A.	26,248	302,127
Usinas Siderúrgicas de Minas Gerais S.A., PNA	100,597	1,289,005
		19,599,131

MULTILINE RETAIL-0.70%
Lojas Americanas S.A., PN	180,063	507,595
Lojas Renner S.A.	71,300	441,318
		948,913
OIL, GAS & CONSUMABLE FUELS-19.13%
Petroleo Brasileiro S.A., ADR	1,061,344	26,002,927

PERSONAL PRODUCTS-0.43%
Natura Cosmeticos S.A.	59,037	580,818

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.19%
General Shopping Brasil S.A.†	315,400	301,392
Multiplan Empreendimentos Imobiliarios S.A.†	34,700	219,150
PDG Realty S.A. Empreendimentos e Participações	194,033	1,090,580
		1,611,122
ROAD & RAIL-0.75%
All America Latina Logistica	237,400	1,018,791

STEEL-0.79%
Cia Siderúrgica Nacional, ADR	71,900	1,066,996

TRANSPORTATION INFRASTRUCTURE-0.30%
Obrascon Huarte Lain Brasil S.A.	67,072	407,865

WIRELESS TELECOMMUNICATION SERVICES-0.17%
Tim Participações S.A., ADR†	18,400	228,528

TOTAL BRAZIL
(Cost $77,458,227)		87,643,448

CHILE-7.66%

AIRLINES-0.14%
Lan Airlines S.A.	23,143	191,225

BEVERAGES-0.66%
Viña Concha y Toro S.A.	540,000	899,614

CHEMICALS-0.20%
Sociedad Química y Minera de Chile S.A., Class B, PN	10,300	274,018

COMMERCIAL BANKS-0.61%
Banco Santander Chile S.A.	25,113,969	832,028

DIVERSIFIED TELECOMMUNICATION-0.65%
Empresa Nacional de Telecomunicaciones S.A.	77,000		886,046

ELECTRIC UTILITIES-0.84%
Enersis S.A.	3,780,000		1,139,356

FOOD & STAPLES RETAILING-0.39%
Cencosud S.A.	321,000		534,219

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.74%
Colbun S.A.†	4,152,645		791,659
Empresa Nacional de Electricidad S.A.	1,249,910		1,567,083
			2,358,742
INDUSTRIAL CONGLOMERATES-0.64%
Empresas Copec S.A.	98,000		875,225

MULTILINE RETAIL-0.18%
S.A.C.I. Falabella S.A.	77,000		238,307

PAPER & FOREST PRODUCTS-0.46%
Empresas CMPC S.A.	29,857		620,472

WATER UTILITIES-1.15%
Inversiones Aguas Metropolitanas S.A., ADR††	84,144		1,562,218

TOTAL CHILE
(Cost $8,425,918)			10,411,470

COLOMBIA-3.54%

COMMERCIAL BANKS-1.82%
Bancolombia S.A., PNA	440,412		2,096,625
Corporacion Financiera Colombiana	69,806		377,759
			2,474,384
DIVERSIFIED FINANCIAL SERVICES-1.46%
Suramericana de Inversiones S.A.	318,317		1,984,722

METALS & MINING-0.26%
Acerias Paz del Rio S.A.†	32,217,991		353,752

TOTAL COLOMBIA
(Cost $6,356,646)			4,812,858

LATIN AMERICA-0.28%

VENTURE CAPITAL-0.28%
JPMorgan Latin America Capital Partners L.P.#†‡
(Cost $841,494)	2,428,022	*	384,283

MEXICO-17.61%

BEVERAGES-2.56%
Fomento Economico Mexicano, S.A. de C.V., ADR	137,701	3,471,442

COMMERCIAL BANKS-0.27%
Banco Compartamos S.A. de CV	197,109	370,374

CONSTRUCTION MATERIALS-0.98%
Cemex S.A.B. de C.V., ADR†	213,165	1,332,281

FOOD & STAPLES RETAILING-1.31%
Wal-Mart de México, S.A. de C.V., Series V	761,417	1,784,900

HOUSEHOLD DURABLES-0.64%
Corporación GEO, S.A. de C.V., Series B†	271,972	275,771
Urbi, Desarrollos Urbanos, S.A. de C.V.†	675,741	595,101
		870,872
MEDIA-1.85%
Grupo Televisa S.A., ADR	128,200	1,748,648
Grupo Televisa S.A., CPO	2,100	5,733
Megacable Holdings S.A.B. de C.V., CPO†	744,174	755,624
		2,510,005
METALS & MINING-1.64%
Grupo Mexico S.A. de C.V., Class B	2,282,734	1,670,412
Southern Copper Corp.	31,863	555,053
		2,225,465
PHARMACEUTICALS-0.54%
Genomma Lab Internacional S.A.†	1,406,000	736,747

TRANSPORTATION INFRASTRUCTURE-0.62%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	20,818	151,139
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	38,121	695,708
		846,847
WIRELESS TELECOMMUNICATION SERVICES-7.20%
América Móvil S.A.B. de C.V., Series L	6,008,655	8,180,258
América Móvil S.A.B. de C.V., Series L, ADR	58,795	1,592,169
		9,772,427
TOTAL MEXICO
(Cost $36,006,527)		23,921,360

PANAMA-0.54%

Airlines-0.54%
Copa Holdings S.A., Class A (Cost $640,243)	25,438		729,307

PERU-1.68%

COMMERCIAL BANKS-0.99%
Credicorp Limited	28,792		1,348,617

METALS & MINING-0.69%
Compania de Minas Buenaventura S.A., ADR	38,840		931,383

TOTAL PERU (Cost $2,227,548)			2,280,000

VENEZUELA-0.95%

COMMERCIAL BANKS-0.95%
Mercantil Servicios Financieros, C.A., ADR (Cost $1,240,868)	36,358		1,286,819

GLOBAL-0.23%

VENTURE CAPITAL-0.23%
Emerging Markets Ventures I, L.P.#†‡ (Cost $860,564)	2,237,292	*	317,427

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $135,204,015)			132,575,687

	Principal Amount (000’s)
SHORT-TERM INVESTMENT-1.88%

UNITED KINGDOM-1.88%
Citibank London, overnight deposit, 0.10%, 04/01/09 (Cost $2,549,000)	$2,549	2,549,000

TOTAL INVESTMENTS-99.45% (Cost $137,753,015)		135,124,687

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES-0.55%		743,141

NET ASSETS-100.00%		$135,867,828

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers”.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of March 31, 2009, the aggregate amount of open commitments for the Fund is $888,814.
*	Represents contributed capital.
ADR	American Depositary Receipts.
CPO	Ordinary Participation Certificates.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At March 31, 2009, the Fund held 0.52% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,702,058 and fair value of $701,710. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 3/31/09	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures I L.P.	01/22/98-01/10/06	$860,564	$317,427	0.24	2,451,066	$262,708

J.P. Morgan Latin America Capital Partners, L.P.	04/10/00-03/20/08	841,494	384,283	0.28	2,428,541	626,106

Total		$1,702,058	$701,710	0.52	$4,879,607	$888,814

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 —	quoted prices in active markets for identical investments
•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$131,873,977	$—
Level 2 - Other Significant Observable Inputs	2,549,000	—
Level 3 - Significant Unobservable Inputs	701,710	—
Total	$135,124,687	$—

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/08	$723,702	$—
Accrued discounts/premiums	—	—
Realized gain/loss and change in unrealized depreciation	(39,302)	—
Net purchases /sales	17,310	—
Net transfers in and/or out of Level 3	—	—
Balance as of 03/31/09	$701,710	$—

Net change in unrealized depreciation from investments still held as of 03/31/09	$(39,302)	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $137,753,015, $33,395,780, $(36,024,108) and $(2,628,328), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009